OTHER EXPENSE, NET	12 Months Ended
Dec. 31, 2017
OTHER EXPENSE, NET
OTHER EXPENSE, NET

NOTE 9     OTHER EXPENSE, NET

	Years Ended December 31,
	2017	2016	2015
Restructuring and other	$14	$32	$34
Acquisition cost adjustments	2	10	19
Ghana Investment Agreement	—	—	27
Other	16	16	36
	$32	$58	$116

Restructuring and other. Restructuring and other primarily represents certain costs associated with severance and outsourcing for all periods presented. The costs also include system integration costs during 2016 related to our acquisition of CC&V in August 2015.

Acquisition cost adjustments. Acquisition cost adjustments represent net adjustments to the contingent consideration and related liabilities associated with the acquisition of the final 33.33% interest in Boddington in June 2009 for all periods presented. The adjustments also include costs during the third and fourth quarter of 2015 related to our acquisition of CC&V in August 2015.

Ghana Investment Agreement. In December 2015, the Company paid $27 for the ratification of revised investment agreements by Ghana’s Parliament.